Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
2022	$1,167
2023	1,158
2024	1,192
2025	1,228
2026	1,265
Thereafter	106
Total Future minimum lease payments	$6,116

Schedule of future minimum lease payments for capital leases
2022	$482
2023	442
2024	386
2025	401
2026	339
Thereafter	27
Total Future minimum lease payments	$2,077